Insurance Claim Reserves (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance Claim Reserves disclosure
Amount of decrease in gross claims and claim adjustment expense reserves	$ 343	$ 1,550
Amount of decrease in reinsurance recoverables on unpaid losses	$ 468	$ 339
Reserves for long-term disability and annuity claim payments primarily arising from workers' compensation insurance and workers' compensation excess insurance policies, discount rate (percent)	5.00%	5.00%
Reserves for long-term disability and annuity claim payments primarily arising from workers' compensation insurance and workers' compensation excess insurance policies, net of discount	$ 2,170	$ 2,130
Discount included in reserves for long-term disability and annuity claim payments primarily arising from workers' compensation insurance and workers' compensation excess insurance policies	1,083	1,066
Accretion of discount	50	51	$ 50
Asbestos and environmental claims reserves, balance	$ 1,710	$ 2,170